Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]
15.	Property, Plant and Equipment

	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification and effect of change in exchange rate	Balance, End of Year

	(in thousands)
Cost:
Land	$8,873,981	865,956	(675,811)	(55,467)	9,008,659
Buildings	130,595,844	433,269	(3,786,388)	(3,231,856)	124,010,869
Machinery and equipment	798,046,434	1,827,188	(14,844,436)	15,135,124	800,164,310
Other equipment	32,419,736	4,140,108	(7,900,925)	700,229	29,359,148
	969,935,995	7,266,521	(27,207,560)	12,548,030	962,542,986
Accumulated depreciation and impairment loss:
Land	173,397	-	(54,186)	(119,211)	-
Buildings	36,028,301	3,216,571	(3,785,921)	(1,633,576)	33,825,375
Machinery and equipment	698,110,663	27,946,301	(14,694,674)	(4,027,879)	707,334,411
Other equipment	26,154,173	5,655,026	(7,883,150)	(208,469)	23,717,580
	760,466,534	36,817,898	(26,417,931)	(5,989,135)	764,877,366
Prepayments for purchase of land and equipment, and construction in progress	13,272,371	36,289,529	(29,206)	(22,265,225)	27,267,469
Net carrying amounts	$222,741,832				224,933,089

	For the year ended December 31, 2016
	Balance, Beginning of Year	Additions	Disposal or write off	Reclassification and effect of change in exchange rate	Balance, End of Year

	(in thousands)
Cost:
Land	$9,112,286	-	(14,455)	(223,850)	8,873,981
Buildings	122,156,354	1,086	(580,089)	9,018,493	130,595,844
Machinery and equipment	779,019,328	2,424,626	(24,033,087)	40,635,567	798,046,434
Other equipment	34,248,005	4,532,365	(6,462,949)	102,315	32,419,736
	944,535,973	6,958,077	(31,090,580)	49,532,525	969,935,995
Accumulated depreciation and impairment loss:
Land	184,889	-	(14,487)	2,995	173,397
Buildings	32,791,946	3,107,870	(132,589)	261,074	36,028,301
Machinery and equipment	694,955,031	30,329,428	(23,846,019)	(3,327,777)	698,110,663
Other equipment	30,215,702	5,130,524	(6,430,868)	(2,761,185)	26,154,173
	758,147,568	38,567,822	(30,423,963)	(5,824,893)	760,466,534
Prepayments for purchase of land and equipment, and construction in progress	22,397,204	48,931,054	(29,246)	(58,026,641)	13,272,371
Net carrying amounts	$208,785,609				222,741,832

As of December 31, 2017 and 2016, a non-irrigated farmland located in LongTan plant amounted to $23,671 thousand was registered in the name of a farmer due to regulations. An agreement of pledge had been signed between the Company and the farmer clarifying the rights and obligations of each party.

ACTW sold its lands located in Chang Hua Coastal Industrial Park, Taiwan, during 2015. The selling price and gain on disposal amounted to $790,342 thousand and $276,769 thousand, respectively.

According to the resolution of board of directors’ meeting held on August 10, 2015, AUO decided to sell part of its plants and has entered into an agreement with Wistron NeWeb Corporation. This transaction was completed in December 2015, and the selling price and gain on disposal (net of costs of disposal) were $808,504 thousand and $558,206 thousand, respectively.

In 2017 and 2015, the Company wrote down certain machineries and equipment with low utilization resulting from the decline in the application for certain products associated with its display segment and recognized impairment losses of $895,954 thousand and $172,530 thousand, respectively.

In 2017, 2016 and 2015, the Company wrote down certain long-term assets with lower capacity utilization associated with its solar segment and recognized impairment losses of $120,714 thousand, $34,047 thousand and $101,764 thousand, respectively.

Polysilicon in the solar industry has experienced significant downturns including sharp decline in pricing because of oversupply capacity worldwide; therefore, the management of M.Setek, the Company’s subsidiary in Japan, decided to cease the production of polysilicon which was approved by the board of directors of M.Setek on January 8, 2016. The Company performed its impairment assessment over the polysilicon CGU’s long-term assets in the fourth quarter of 2015. The recoverable amount was determined based on the relevant assets’ estimated fair value less costs of disposal. The fair value of long-term assets was determined by management with reference to the sales prices of recent transactions of similar asset in the same geographical area.

The fair value measurement was categorised as a Level 3 fair value based on inputs in the valuation techniques used.

The following table shows the valuation technique used in the determination of fair value of the polysilicon CGU’s long-term assets within Level 3, as well as the significant inputs used in the valuation model.

Description of Valuation Technique	Significant inputs	Inter-relationship between significant inputs and fair value measurement
Sales comparison approach:
Sales price of comparable property in close proximity are adjusted for differences in key attributes such as property size. The expected sales price is adjusted with sales discount based on land size. The significant inputs into this valuation approach are price per square meter of comparable properties and sales discount.
	● Price per square meter (JPY 8,000). ● Sales discount (15%).	The estimated fair value would increase (decrease) if: ● the price per square meter is higher (lower); or ● the sales discount rates are lower (higher).

Based on management assessment, the carrying amount of the polysilicon CGU was determined to be higher than its estimated recoverable amount; consequently, an impairment loss of $6,755,157 thousand was recognized during the year ended December 31, 2015.

Impairment losses as mentioned above are recognized as other gains and losses in the consolidated statements of comprehensive income.

The capitalized borrowing costs were $624,235 thousand, $542,994 thousand and $186,025 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. The interest rates applied for the capitalization, ranged from 1.09% to 5.24%, 1.09% to 4.66% and 1.29% to 6.73% for the years ended December 31, 2017, 2016 and 2015, respectively.

Certain property, plant and equipment were pledged as collateral, see note 39.